Summary of Significant Accounting Policies (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Line Items]
Contingent rental income recognized	$ 59,692,000	$ 6,884,000
Revenue from affiliates	774,000	746,000
Gain on foreign currency exchange	(6,914,000)	0
Predecessor
Accounting Policies [Line Items]
Interest capitalized			3,599,000	0
Interest costs charged to expense			6,275,000	5,706,000
Amortization of deferred financing costs capitalized			791,000	0
Amortization of deferred financing costs expensed			119,000	161,000
Contingent rental income recognized			8,928,000	8,193,000
Renewable Energy Incentives Revenue, Renewable Energy Credit			1,371,000	0
Revenue from affiliates			933,000	1,571,000
Revenue from performance-based incentives			4,271,000	3,909,000
Deferred revenue recognized			205,000	190,000
Gain on foreign currency exchange			771,000	0
Other Assets | Predecessor
Accounting Policies [Line Items]
Restricted cash			7,401,000	4,290,000
Solar energy systems | Minimum | Predecessor
Accounting Policies [Line Items]
Useful lives of property and equipment(duration)			20 years
Solar energy systems | Maximum | Predecessor
Accounting Policies [Line Items]
Useful lives of property and equipment(duration)			30 years
Power purchase agreements | Minimum
Accounting Policies [Line Items]
Weighted average amortization period	15 years
Power purchase agreements | Maximum
Accounting Policies [Line Items]
Weighted average amortization period	25 years
Power purchase agreements | Weighted average
Accounting Policies [Line Items]
Weighted average amortization period	17 years
Power purchase agreements | Weighted average | Predecessor
Accounting Policies [Line Items]
Weighted average amortization period			17 years
California | Predecessor
Accounting Policies [Line Items]
Sponsored program duration			60 months
Denver | Predecessor
Accounting Policies [Line Items]
Sponsored program duration			20 years
Solar Program Loans | Secured Debt | Predecessor
Accounting Policies [Line Items]
Renewable Energy Incentives Revenue, Renewable Energy Credit			$ 1,761,000	$ 1,831,000